Shareholder Report, Line Graph (Details) B132783_Direxion Daily Dow Jones Internet Bull 3X Shares_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Nov. 07, 2019	Oct. 31, 2025
Direxion Daily Dow Jones Internet Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name							Direxion Daily Dow Jones Internet Bull 3X Shares NAV
Accumulated Value	$ 8,554	$ 3,613	$ 3,018	$ 34,794	$ 18,203	$ 10,000	$ 13,870
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500® Index
Accumulated Value	20,089	14,556	13,215	15,477	10,829	10,000	$ 24,399
Dow Jones Internet Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Dow Jones Internet Composite Index
Accumulated Value	$ 16,848	$ 11,679	$ 9,793	$ 18,481	$ 14,058	$ 10,000	$ 21,896